Note 5 - Blanket Zimbabwe Indigenization Transaction (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of indigenisation shareholder percentages and facilitation loan balances [text block]
				Balance of facilitation loan #
USD	Shareholding	NCI Recognised	NCI subject to facilitation loan	June 30, 2020	Dec 31, 2019
NIEEF	16%	3.2%	12.8%	11,849	11,877
Fremiro	- &	- &	- &	- &	11,458
Community Trust	10%	10.0%	-	-	-
BETS ~	10%	- *	- *	7,573	7,639
	36%	13.2%	12.8%	19,422	30,974

Disclosure of movement in dividend loan [text block]
	2020	2019

Balance at January 1,	30,974	30,986
Cancellation of Fremiro loan	(11,458)	-
Dividends used to repay loans	(793)	(540)
Interest accrued	699	536
Balance at June 30,	19,422	30,982

Disclosure of facilitation loans [text block]
	2020	2019

Balance at January 1,	1,632	2,053
Dividends used to repay advance dividends	(336)	(175)
Interest accrued	53	37
Balance at June 30,	1,349	1,915